Premises and Equipment - Major classifications of premises and equipment, stated at cost (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 10,854,980	$ 10,688,768
Less accumulated depreciation	(6,126,823)	(5,742,785)
Net premises and equipment	4,728,157	4,945,983
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	773,186	773,186
Buildings and improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	6,697,278	6,661,148
Equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 3,384,516	$ 3,254,434